Segment Information	9 Months Ended	12 Months Ended
	Jan. 31, 2016	Apr. 30, 2015
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]

Note 8. Segment Information

The Company operates in two reportable segments, POS and TOS. The accounting policies of the Company’s segments are the same as those described in Note 2 of the Company’s annual financial statements for the year ended April 30, 2015, as filed on Form 10-K. The Company evaluates performance of its segments based on profit or loss from operations before stock compensation expense, depreciation and amortization, interest expense, interest income, gain on sale of assets, special charges or benefits, and income taxes (“segment profit”). Management uses segment profit information for internal reporting and control purposes and considers it in making decisions regarding the allocation of capital and other resources, risk assessment, and employee compensation, among other matters. The following tables summarize, for the periods indicated, operating results by reportable segment (table in thousands):

Three Months Ended January 31, 2016	Personalized Oncology Solutions (POS)	Translational Oncology Solutions (TOS)	Unallocated Corporate Overhead	Consolidated
Net revenue	$416	$2,136	$—	$2,552
Direct cost of services	(479)	(1,624)	—	(2,103)
Sales and marketing costs	(183)	(569)	—	(752)
Other operating expenses	—	(950)	(553)	(1,503)
Stock-based compensation expense(1)	—	—	(567)	(567)
Segment profit (loss)	$(246)	$(1,007)	$(1,120)	$(2,373)

Three Months Ended January 31, 2015	Personalized Oncology Solutions (POS)	Translational Oncology Solutions (TOS)	Unallocated Corporate Overhead	Consolidated
Net revenue	$453	$1,376	$—	$1,829
Direct cost of services	(672)	(1,300)	—	(1,972)
Sales and marketing costs	(366)	(613)	—	(979)
Other operating expenses	—	(1,028)	(612)	(1,640)
Stock-based compensation expense(1)	—	—	(657)	(657)
Segment profit (loss)	$(585)	$(1,565)	$(1,269)	$(3,419)

Nine Months Ended January 31, 2016	Personalized Oncology Solutions (POS)	Translational Oncology Solutions (TOS)	Unallocated Corporate Overhead	Consolidated
Net revenue	$1,387	$6,958	$—	$8,345
Direct cost of services	(1,634)	(4,654)	—	(6,288)
Sales and marketing costs	(716)	(1,800)	—	(2,516)
Other operating expenses	—	(2,755)	(2,463)	(5,218)
Stock-based compensation expense(1)	—	—	(2,090)	(2,090)
Segment profit (loss)	$(963)	$(2,251)	$(4,553)	$(7,767)

Nine Months Ended January 31, 2015	Personalized Oncology Solutions (POS)	Translational Oncology Solutions (TOS)	Unallocated Corporate Overhead	Consolidated
Net revenue	$1,245	$4,377	$—	$5,622
Direct cost of services	(2,171)	(3,205)	—	(5,376)
Sales and marketing costs	(1,243)	(1,650)	—	(2,893)
Other operating expenses	—	(3,490)	(2,413)	(5,903)
Stock-based compensation expense(1)	—	—	(2,284)	(2,284)
Segment profit (loss)	$(2,169)	$(3,968)	$(4,697)	$(10,834)

(1)
 Stock compensation expense is shown separately and is excluded from direct costs of services, sales and marketing costs, and other operating expenses, as it is managed on a consolidated basis and is not used by management to evaluate the performance of its segments.

All of the Company’s revenue is recorded in the United States and substantially all of its long-lived assets are in the United States.

Note 10. Business Segment Information

The Company operates in two segments, POS and TOS. The accounting policies of the Company’s segments are the same as those described in Note 2. The Company evaluates performance of its segments based on profit or loss from operations before stock compensation expense, depreciation and amortization, interest expense, interest income, gain on sale of assets, special charges or benefits, and income taxes (“segment profit”). Management uses segment profit information for internal reporting and control purposes and considers it important in making decisions regarding the allocation of capital and other resources, risk assessment, and employee compensation, among other matters. The following tables summarize, for the periods indicated, operating results by business segment (in thousands):

Year Ended April 30, 2015	Personalized Oncology Solutions (POS)	Translational Oncology Solutions (TOS)	Unallocated Corporate Overhead	Consolidated
Net revenue	$1,663	$7,200	$—	$8,863
Direct cost of services	(2,711)	(4,877)	—	(7,588)
Sales and marketing costs	(1,514)	(2,208)	—	(3,722)
Other operating expenses	—	(4,493)	(3,136)	(7,729)
Stock compensation expense(1)	—	—	(3,162)	(3,162)
Segment profit (loss)	$(2,562)	$(4,378)	$(6,298)	$(13,238)

Year Ended April 30, 2014	Personalized Oncology Solutions (POS)	Translational Oncology Solutions (TOS)	Unallocated Corporate Overhead	Consolidated
Net revenue	$2,264	$9,286	$—	$11,550
Direct cost of services	(2,667)	(3,496)	—	(6,163)
Sales and marketing costs	(1,723)	(1,080)	—	(2,803)
Other operating expenses	—	(2,209)	(3,828)	(6,037)
Stock compensation expense(1)	—	—	(2,807)	(2,807)
Segment loss	$(2,126)	$2,501	$(6,635)	$(6,260)

(1)
Stock compensation expense is shown separately and is excluded from direct costs of services, sales and marketing costs, and other operating expenses, as it is managed on a consolidated basis and is not used by management to evaluate the performance of its segments.

All of the Company’s revenue is recorded in the United States and substantially all of its long-lived assets are in the United States.